BRANDYWINEGLOBAL — GLOBAL HIGH YIELD FUND

Schedule of investments (unaudited)	December 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 89.3%
COMMUNICATION SERVICES - 7.6%
Diversified Telecommunication Services - 2.5%
Consolidated Communications Inc., Senior Secured Notes	6.500%	10/1/28	135,000		$144,652	(a)
Embarq Corp., Senior Notes	7.995%	6/1/36	415,000		512,660
Level 3 Financing Inc., Senior Notes	4.625%	9/15/27	425,000		444,648	(a)

Total Diversified Telecommunication Services					1,101,960

Media - 5.1%
Altice France Holding SA, Senior Notes	6.000%	2/15/28	420,000		426,029	(a)
Altice France SA, Senior Secured Notes	3.375%	1/15/28	435,000	EUR	526,840	(a)
Colombia Telecomunicaciones SA ESP, Senior Notes	4.950%	7/17/30	200,000		222,250	(a)
Liberty Interactive LLC, Senior Notes	8.250%	2/1/30	160,000		179,700
Sinclair Television Group Inc., Senior Notes	5.875%	3/15/26	370,000		381,744	(a)
Sinclair Television Group Inc., Senior Notes	5.500%	3/1/30	210,000		218,755	(a)
TEGNA Inc., Senior Notes	4.625%	3/15/28	345,000		353,409	(a)

Total Media					2,308,727

TOTAL COMMUNICATION SERVICES					3,410,687

CONSUMER DISCRETIONARY - 11.1%
Automobiles - 1.4%
Ford Motor Co., Senior Notes	8.500%	4/21/23	580,000		653,721

Hotels, Restaurants & Leisure - 3.6%
International Game Technology PLC, Senior Secured Notes	5.250%	1/15/29	375,000		404,664	(a)
Scientific Games International Inc., Senior Notes	8.625%	7/1/25	375,000		411,094	(a)
Scientific Games International Inc., Senior Notes	7.000%	5/15/28	200,000		215,380	(a)
Scientific Games International Inc., Senior Secured Notes	5.000%	10/15/25	165,000		170,468	(a)
Wyndham Destinations Inc., Senior Secured Notes	6.000%	4/1/27	380,000		426,788

Total Hotels, Restaurants & Leisure					1,628,394

Leisure Products - 1.3%
Vista Outdoor Inc., Senior Notes	5.875%	10/1/23	565,000		572,709

Specialty Retail - 4.1%
Gap Inc., Senior Secured Notes	8.875%	5/15/27	350,000		406,437	(a)
L Brands Inc., Senior Notes	6.625%	10/1/30	100,000		111,438	(a)
PetSmart Inc., Senior Notes	8.875%	6/1/25	215,000		221,181	(a)
PetSmart Inc., Senior Secured Notes	5.875%	6/1/25	1,096,000		1,128,195	(a)

Total Specialty Retail					1,867,251

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global High Yield Fund 2020 Quarterly Report	1

BRANDYWINEGLOBAL — GLOBAL HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Textiles, Apparel & Luxury Goods - 0.7%
PVH Corp., Senior Notes	4.625%	7/10/25	260,000	$293,250

TOTAL CONSUMER DISCRETIONARY				5,015,325

CONSUMER STAPLES - 3.2%
Food Products - 2.0%
BRF SA, Senior Notes	3.950%	5/22/23	320,000	333,569	(a)
BRF SA, Senior Notes	4.875%	1/24/30	325,000	353,238	(a)
JBS Investments II GmbH, Senior Notes	7.000%	1/15/26	200,000	216,190	(a)

Total Food Products				902,997

Household Products - 0.9%
Central Garden & Pet Co., Senior Notes	4.125%	10/15/30	400,000	417,750

Personal Products - 0.3%
Edgewell Personal Care Co., Senior Notes	5.500%	6/1/28	130,000	139,891	(a)

TOTAL CONSUMER STAPLES				1,460,638

ENERGY - 14.4%
Oil, Gas & Consumable Fuels - 14.4%
Antero Resources Corp., Senior Notes	5.125%	12/1/22	465,000	464,535
Antero Resources Corp., Senior Notes	5.625%	6/1/23	225,000	220,781
Antero Resources Corp., Senior Notes	8.375%	7/15/26	220,000	225,102	(a)(b)
Apache Corp., Senior Notes	4.875%	11/15/27	510,000	541,365
Geopark Ltd., Senior Notes	5.500%	1/17/27	450,000	451,130	(a)
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	245,000	218,509
Occidental Petroleum Corp., Senior Notes	6.625%	9/1/30	400,000	434,900
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	555,000	453,019
Petrobras Global Finance BV, Senior Notes	5.600%	1/3/31	895,000	1,029,966
Petroleos Mexicanos, Senior Notes	4.875%	1/24/22	265,000	273,431
Petroleos Mexicanos, Senior Notes	5.350%	2/12/28	1,025,000	1,015,775
Petroleos Mexicanos, Senior Notes	6.950%	1/28/60	1,235,000	1,163,864

TOTAL ENERGY				6,492,377

FINANCIALS - 7.8%
Banks - 5.6%
Banco do Brasil SA, Junior Subordinated Notes (6.250% to 4/15/24 then 10 year Treasury Constant Maturity Rate + 4.398%)	6.250%	4/15/24	850,000	872,525	(a)(c)(d)

See Notes to Schedule of Investments.

2	BrandywineGLOBAL — Global High Yield Fund 2020 Quarterly Report

BRANDYWINEGLOBAL — GLOBAL HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Banco Mercantil del Norte SA, Junior Subordinated Notes (6.750% to 9/27/24 then 5 year Treasury Constant Maturity Rate + 4.967%)	6.750%	9/27/24	830,000	$901,587	(c)(d)(e)
Itau Unibanco Holding SA, Junior Subordinated Notes (6.125% to 12/12/22 then 5 year Treasury Constant Maturity Rate + 3.981%)	6.125%	12/12/22	745,000	762,236	(c)(d)(e)

Total Banks				2,536,348

Capital Markets - 0.6%
Owl Rock Capital Corp., Senior Notes	4.000%	3/30/25	260,000	271,791

Consumer Finance - 0.9%
Blackstone/GSO Secured Lending Fund, Senior Notes	3.650%	7/14/23	370,000	384,983	(a)

Insurance - 0.7%
Genworth Holdings Inc., Senior Notes	7.200%	2/15/21	160,000	160,180
Genworth Holdings Inc., Senior Notes	4.900%	8/15/23	170,000	161,181

Total Insurance				321,361

TOTAL FINANCIALS				3,514,483

HEALTH CARE - 5.9%
Health Care Providers & Services - 0.3%
Select Medical Corp., Senior Notes	6.250%	8/15/26	145,000	156,377	(a)

Pharmaceuticals - 5.6%
Bausch Health Cos. Inc., Senior Notes	6.125%	4/15/25	675,000	696,370	(a)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	240,000	261,046	(a)
Bausch Health Cos. Inc., Senior Notes	7.250%	5/30/29	150,000	168,869	(a)
Endo Dac/Endo Finance LLC/Endo Finco Inc., Senior Secured Notes	5.875%	10/15/24	545,000	553,516	(a)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.125%	1/31/25	350,000	387,548
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	460,000	443,042

Total Pharmaceuticals				2,510,391

TOTAL HEALTH CARE				2,666,768

INDUSTRIALS - 5.2%
Aerospace & Defense - 1.0%
Embraer Netherlands Finance BV, Senior Notes	6.950%	1/17/28	410,000	463,915	(a)

Airlines - 1.0%
Air Canada, Senior Notes	7.750%	4/15/21	435,000	437,718	(a)

Commercial Services & Supplies - 0.8%
Harsco Corp., Senior Notes	5.750%	7/31/27	330,000	349,594	(a)

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global High Yield Fund 2020 Quarterly Report	3

BRANDYWINEGLOBAL — GLOBAL HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Industrial Conglomerates - 1.3%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Senior Notes	6.250%	5/15/26	555,000	$588,988

Marine - 0.7%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.125%	11/15/21	110,000	72,806	(a)
Navios South American Logistics Inc./Navios Logistics Finance U.S. Inc., Senior Secured Notes	10.750%	7/1/25	255,000	273,488	(a)

Total Marine				346,294

Road & Rail - 0.4%
Uber Technologies Inc., Senior Notes	6.250%	1/15/28	165,000	179,644	(a)

TOTAL INDUSTRIALS				2,366,153

INFORMATION TECHNOLOGY - 6.4%
Communications Equipment - 4.8%
CommScope Inc., Senior Notes	8.250%	3/1/27	350,000	374,064	(a)
CommScope Inc., Senior Notes	7.125%	7/1/28	125,000	133,290	(a)
CommScope Inc., Senior Secured Notes	6.000%	3/1/26	320,000	337,573	(a)
Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes	6.750%	10/1/26	535,000	577,132	(a)
ViaSat Inc., Senior Notes	5.625%	9/15/25	375,000	384,019	(a)
ViaSat Inc., Senior Secured Notes	5.625%	4/15/27	350,000	368,156	(a)

Total Communications Equipment				2,174,234

Semiconductors & Semiconductor Equipment - 0.4%
Entegris Inc., Senior Notes	4.375%	4/15/28	175,000	187,031	(a)

Technology Hardware, Storage & Peripherals - 1.2%
Dell International LLC/EMC Corp., Senior Notes	7.125%	6/15/24	490,000	508,681	(a)

TOTAL INFORMATION TECHNOLOGY				2,869,946

MATERIALS - 19.1%
Chemicals - 4.7%
Braskem Idesa SAPI, Senior Secured Notes	7.450%	11/15/29	480,000	451,200	(e)
Braskem Netherlands Finance BV, Senior Notes	5.875%	1/31/50	425,000	440,198	(e)
Braskem Netherlands Finance BV, Senior Notes (8.500% to 1/23/26 then 5 year Treasury Constant Maturity Rate + 8.220%)	8.500%	1/23/81	370,000	412,369	(a)(d)
Methanex Corp., Senior Notes	5.125%	10/15/27	210,000	228,507
Tronox Inc., Senior Notes	6.500%	4/15/26	265,000	276,263	(a)
Tronox Inc., Senior Secured Notes	6.500%	5/1/25	300,000	321,375	(a)

Total Chemicals				2,129,912

See Notes to Schedule of Investments.

4	BrandywineGLOBAL — Global High Yield Fund 2020 Quarterly Report

BRANDYWINEGLOBAL — GLOBAL HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Construction Materials - 1.3%
Cemex SAB de CV, Senior Secured Notes	7.750%	4/16/26	335,000	$353,676	(e)
Cemex SAB de CV, Senior Secured Notes	7.375%	6/5/27	210,000	239,243	(a)

Total Construction Materials				592,919

Containers & Packaging - 2.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	6.000%	2/15/25	206,000	213,673	(a)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	370,000	388,800	(a)
Cascades Inc./Cascades USA Inc., Senior Notes	5.125%	1/15/26	350,000	370,781	(a)
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, Senior Secured Notes	5.125%	7/15/23	16,000	16,205	(a)

Total Containers & Packaging				989,459

Metals & Mining - 10.6%
Allegheny Technologies Inc., Senior Notes	7.875%	8/15/23	415,000	455,232
Big River Steel LLC/BRS Finance Corp., Senior Secured Notes	6.625%	1/31/29	400,000	432,750	(a)
Century Aluminum Co., Senior Secured Notes	12.000%	7/1/25	185,000	194,713	(a)
Cleveland-Cliffs Inc., Senior Notes	5.750%	3/1/25	170,000	172,869
Cleveland-Cliffs Inc., Senior Notes	5.875%	6/1/27	515,000	525,944
Cleveland-Cliffs Inc., Senior Secured Notes	4.875%	1/15/24	170,000	173,506	(a)
CSN Inova Ventures, Senior Notes	6.750%	1/28/28	230,000	249,320	(a)
CSN Resources SA, Senior Notes	7.625%	4/17/26	380,000	408,975	(a)
First Quantum Minerals Ltd., Senior Notes	7.250%	4/1/23	200,000	206,440	(a)
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	825,000	896,156	(a)
Freeport-McMoRan Inc., Senior Notes	4.125%	3/1/28	340,000	357,212
Freeport-McMoRan Inc., Senior Notes	4.625%	8/1/30	240,000	263,826
Taseko Mines Ltd., Senior Secured Notes	8.750%	6/15/22	415,000	421,646	(a)

Total Metals & Mining				4,758,589

Paper & Forest Products - 0.3%
Boise Cascade Co., Senior Notes	4.875%	7/1/30	120,000	130,125	(a)

TOTAL MATERIALS				8,601,004

REAL ESTATE - 4.5%
Equity Real Estate Investment Trusts (REITs) - 2.7%
Iron Mountain Inc., Senior Notes	5.250%	3/15/28	430,000	454,581	(a)
Sunac China Holdings Ltd., Senior Secured Notes	8.350%	4/19/23	750,000	791,168	(e)

Total Equity Real Estate Investment Trusts (REITs)				1,245,749

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global High Yield Fund 2020 Quarterly Report	5

BRANDYWINEGLOBAL — GLOBAL HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Real Estate Management & Development - 1.8%
Realogy Group LLC/Realogy Co-Issuer Corp., Secured Notes	7.625%	6/15/25	735,000		$799,117	(a)

TOTAL REAL ESTATE					2,044,866

UTILITIES - 4.1%
Electric Utilities - 3.1%
AES Panama Generation Holdings SRL, Senior Secured Notes	4.375%	5/31/30	315,000		341,192	(a)
NRG Energy Inc., Senior Notes	6.625%	1/15/27	335,000		354,262
Sensata Technologies Inc., Senior Notes	4.375%	2/15/30	110,000		118,594	(a)
Talen Energy Supply LLC, Senior Notes	6.500%	6/1/25	230,000		188,169
Talen Energy Supply LLC, Senior Secured Notes	7.250%	5/15/27	85,000		90,669	(a)
Talen Energy Supply LLC, Senior Secured Notes	6.625%	1/15/28	305,000		319,620	(a)

Total Electric Utilities					1,412,506

Independent Power and Renewable Electricity Producers - 1.0%
Clearway Energy Operating LLC, Senior Notes	5.000%	9/15/26	405,000		420,617

TOTAL UTILITIES					1,833,123

TOTAL CORPORATE BONDS & NOTES (Cost - $37,630,264)					40,275,370

CONVERTIBLE BONDS & NOTES - 2.9%
COMMUNICATION SERVICES - 1.9%
Media - 1.9%
DISH Network Corp., Senior Notes	3.375%	8/15/26	890,000		850,601

INFORMATION TECHNOLOGY - 1.0%
Electronic Equipment, Instruments & Components - 1.0%
Vishay Intertechnology Inc., Senior Notes	2.250%	6/15/25	420,000		438,521

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $1,225,578)					1,289,122

SOVEREIGN BONDS - 1.2%
Turkey - 0.7%
Turkey Government International Bond, Senior Notes	5.950%	1/15/31	330,000		344,850

Ukraine - 0.5%
Ukraine Government International Bond, Senior Notes	7.253%	3/15/33	200,000		218,988	(a)

TOTAL SOVEREIGN BONDS (Cost - $528,728)					563,838

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $39,384,570)					42,128,330

SHORT-TERM INVESTMENTS - 4.2%
SOVEREIGN BONDS - 1.9%
Egypt Treasury Bills (Cost - $868,359)	9.692%	2/23/21	13,825,000	EGP	866,948	(f)

See Notes to Schedule of Investments.

6	BrandywineGLOBAL — Global High Yield Fund 2020 Quarterly Report

BRANDYWINEGLOBAL — GLOBAL HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	RATE	SHARES	VALUE
MONEY MARKET FUNDS - 2.3%
JPMorgan U.S. Government Money Market Fund, Institutional Class (Cost - $1,029,719)	0.006%	1,029,719	$1,029,719

TOTAL SHORT-TERM INVESTMENTS (Cost - $1,898,078)			1,896,667

TOTAL INVESTMENTS - 97.6% (Cost - $41,282,648)			44,024,997
Other Assets in Excess of Liabilities - 2.4%			1,069,573

TOTAL NET ASSETS - 100.0%			$45,094,570

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Securities traded on a when-issued or delayed delivery basis.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(f)	Rate shown represents yield-to-maturity.

Abbreviation(s) used in this schedule:

EGP	— Egyptian Pound
EUR	— Euro

At December 31, 2020, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,640,000	USD	1,923,630	Citibank N.A.	1/12/21	$80,512
BRL	4,700,000	USD	889,932	JPMorgan Chase & Co.	1/14/21	14,930
USD	856,601	BRL	4,700,000	JPMorgan Chase & Co.	1/14/21	(48,261)
COP	1,500,000,000	USD	437,203	JPMorgan Chase & Co.	1/22/21	1,991
COP	1,530,000,000	USD	438,481	JPMorgan Chase & Co.	1/22/21	9,497
MXN	9,000,000	USD	443,280	HSBC Securities Inc.	2/3/21	7,258
MXN	8,800,000	USD	440,965	Morgan Stanley & Co. Inc.	2/3/21	(439)
GBP	500,000	USD	662,888	HSBC Securities Inc.	2/19/21	21,092
RUB	32,000,000	USD	430,744	Citibank N.A.	2/24/21	(477)
RUB	33,000,000	USD	446,519	Citibank N.A.	2/24/21	(2,806)

Total						$83,297

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global High Yield Fund 2020 Quarterly Report	7

BRANDYWINEGLOBAL — GLOBAL HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

Abbreviation(s) used in this table:

BRL	— Brazilian Real
COP	— Colombian Peso
EUR	— Euro
GBP	— British Pound
MXN	— Mexican Peso
RUB	— Russian Ruble
USD	— United States Dollar

At December 31, 2020, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]*	TERMINATION DATE	IMPLIED CREDIT SPREAD AT DECEMBER 31, 2020[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Barclays Bank PLC (CCO Holdings LLC/ CCO Holdings Capital Corp., 5.750%, due 1/15/24)	$350,000	6/20/21	0.140%	5.000% quarterly	$8,067	$7,430	$637
Barclays Bank PLC (T-Mobile USA Inc., 4.000%, due 4/15/22)	715,000	6/20/21	0.408%	5.000% quarterly	15,558	11,825	3,733
Barclays Bank PLC (T-Mobile USA Inc., 4.000%, due 4/15/22)	230,000	6/20/22	0.554%	5.000% quarterly	15,100	14,114	986
Goldman Sachs Group Inc. (Goodyear Tire & Rubber Co., 5.000%, due 5/31/26)	670,000	6/20/22	1.074%	5.000% quarterly	38,684	38,625	59

See Notes to Schedule of Investments.

8	BrandywineGLOBAL — Global High Yield Fund 2020 Quarterly Report

BRANDYWINEGLOBAL — GLOBAL HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1] (cont’d)
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]*		TERMINATION DATE	IMPLIED CREDIT SPREAD AT DECEMBER 31, 2020[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
JPMorgan Chase & Co. (Altice France SA/France., 5.875%, due 2/1/27)	655,000	EUR	12/20/25	3.221%	5.000% quarterly	$66,524	$71,476	$(4,952)
JPMorgan Chase & Co. (Altice Luxembourg SA., 7.250%, due 5/15/22)	675,000	EUR	12/20/25	3.456%	5.000% quarterly	58,896	52,216	6,680
JPMorgan Chase & Co. (Cleveland-Cliffs Inc., 1.500%, due 1/15/25)	$360,000		6/20/21	0.948%	5.000% quarterly	6,899	(4,261)	11,160
JPMorgan Chase & Co. (Occidental Petroleum Corp., 5.550%, due 3/15/26)	380,000		6/20/21	2.327%	1.000% quarterly	(2,375)	(5,216)	2,841
JPMorgan Chase & Co. (United States Steel Corp., 6.650%, due 6/1/37)	350,000		6/20/21	1.426%	5.000% quarterly	5,906	6,368	(462)
Morgan Stanley & Co. Inc. (CenturyLink Inc., 7.500%, due 4/1/24)	380,000		6/20/23	1.641%	1.000% quarterly	(5,920)	(12,424)	6,504

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global High Yield Fund 2020 Quarterly Report	9

BRANDYWINEGLOBAL — GLOBAL HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1] (cont’d)
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT2*	TERMINATION DATE	IMPLIED CREDIT SPREAD AT DECEMBER 31, 2020[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Morgan Stanley & Co. Inc. (CenturyLink Inc., 7.500%, due 4/1/24)	$415,000	6/20/25	2.696%	1.000% quarterly	$(29,515)	$(38,835)	$9,320
Morgan Stanley & Co. Inc. (Dell Inc., 7.100%, due 4/15/28)	325,000	6/20/22	0.523%	1.000% quarterly	2,291	(7,386)	9,677
Morgan Stanley & Co. Inc. (Dell Inc., 7.100%, due 4/15/28)	510,000	6/20/22	0.523%	1.000% quarterly	3,595	(11,597)	15,192

Total					$183,710	$122,335	$61,375

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT2*		TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[4]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit iTraxx Crossover Index	3,280,000	EUR	12/20/25	5.000% quarterly	$476,093	$443,235	$32,858

See Notes to Schedule of Investments.

10	BrandywineGLOBAL — Global High Yield Fund 2020 Quarterly Report

BRANDYWINEGLOBAL — GLOBAL HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

Abbreviation(s) used in this table:

EUR	— Euro

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global High Yield Fund 2020 Quarterly Report	11

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — Global High Yield Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

12

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

13

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$40,275,370	—	$40,275,370
Convertible Bonds & Notes	—	1,289,122	—	1,289,122
Sovereign Bonds	—	563,838	—	563,838
Total Long-Term Investments	—	42,128,330	—	42,128,330

Short-Term Investments†:
Sovereign Bonds	—	866,948	—	866,948
Money Market Funds	$1,029,719	—	—	1,029,719

Total Short-Term Investments	1,029,719	866,948	—	1,896,667

Total Investments	$1,029,719	$42,995,278	—	$44,024,997

Other Financial Instruments:
Forward Foreign Currency Contracts	—	$135,280	—	$135,280
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	221,520	—	221,520
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	32,858	—	32,858

Total Other Financial Instruments	—	$389,658	—	$389,658

Total	$1,029,719	$43,384,936	—	$44,414,655

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$51,983	—	$51,983
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	37,810	—	37,810

Total	—	$89,793	—	$89,793

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to swap contracts.

14